J.P. Morgan Acceptance Corp II ABS-15G

Exhibit 99.6

April 1, 2026 Due Diligence Narrative Report

Table of Contents
Clayton Contact Information	2
Overview	2
Originators	2
Clayton’s Third Party Review (“TPR”) Scope of Work	2
Sampling	3
Sponsor Acquisition Criteria	3
Loan Grading	3
TPR Component Review Scope	4
Credit Review	4
Property Valuation Review	4
Regulatory Compliance Review	5
Data Integrity	6
Data Capture	6
Data Compare Results	6
Clayton Due Diligence Results	7
Clayton Third Party Reports Delivered	8

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Clayton Contact Information

Client Service Management:

Chris Turk	Senior Director of Client Services
Phone: (813) 472-6509/E-mail: Cturk@clayton.com

Joe Ozment	VP, Client Services & Securitization
Phone: (813) 261-0733/E-mail: jozment@clayton.com

Overview

On behalf of JPMorgan Chase Bank, National Association (“JPMorgan”), Clayton conducted an independent third-party pre-securitization due diligence review of 503 HELOC residential loans selected for the JPMMT 2026-HE1 transaction.

The loans referenced in this narrative report were reviewed on a bulk basis from December 2025 to February 2026 at Clayton’s centralized underwriting facilities in Tampa, FL. This narrative report provides information about the original lender, the scope of work performed by Clayton, and the results of Clayton’s review.

Originators

Origination channels for the loans in this review:

Origination Channel	Loan Count	Percentage
Broker	379	75.35%
Correspondent Bulk	4	0.80%
Retail	120	23.86%
Total	503	100.00%

Clayton’s Third Party Review (“TPR”) Scope of Work

The scope of work for this transaction consisted of credit, property valuation, and regulatory compliance reviews, plus a data integrity check, and was performed in accordance with rating agency1 loan level review standards in place as of the date of the review. This is referred to as a “Full Review.”

1 Standard and Poor’s, Moody’s, Fitch, Kroll, and DBRS

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Sampling

For all originators in this transaction, 100% of the loans received a Full Review as described below.

Review Type Loan Counts:

Review Type	Loan Count Reviewed by Clayton	Scope Applied
Full Review	503	Clayton performed a Full Review based on the scope described below in the section titled “TPR Component Review Scope”.
Total Loan Population	503

Sponsor Acquisition Criteria

Clayton was supplied with the related guidelines in advance of our review. The subject loans were reviewed pursuant to the applicable Originators guidelines.

Guidelines Used
Better Mortgage/HELOC & CES Guidelines 1.22.25
Fairway Independent/JPM HELOC Final 7.14.25
JPMorgan/CIB RES Mortgage Purchase Criteria 10.1.24
New Rez LLC/CES Guidelines 5.13.24
Verus Mortgage Capital /Corr HELOC Seller Guidelines 11.10.25

Loan Grading

Each loan received an “initial” and a “final” grade. The “initial” grade was assigned during the initial loan review. The “final” grade takes into account additional information and supporting documentation that may have been provided by the originators to clear outstanding conditions. Clayton is providing a comprehensive loan-level analysis as part of this pre-securitization reporting package that includes initial grades, final grades and detailed commentary on the rationale for any changes in grades and sets forth compensating factors and waivers. The compliance exception report lists all exceptions within a loan.

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Clayton’s loan grading complied with the following rating agency grading definitions published by Moody’s, Standard and Poor’s, Fitch, Kroll and DBRS:

TPR Component Review Scope

Clayton examined the selected loan files with respect to the presence or absence of relevant documents, enforceability of mortgage loan documents, and accuracy and completeness of data fields. Clayton relied on the accuracy of information contained in loan documentation provided to Clayton.

 Credit Review

Clayton’s Credit scope of review conducted on this transaction included the following elements:

●	Compare the loan documentation found in the loan file to the origination guidelines;

●	Re-calculate LTV, CLTV, income, liabilities, and debt-to-income ratios (DTI) and compare these against the stated origination guidelines;

●	Analyze asset statements in order to determine that funds to close and reserves were within origination guidelines;

●	Confirm that credit scores (FICO) and credit histories were within origination guidelines;

●	Evaluate for evidence of borrower’s willingness and ability to repay the obligation;

●	Examine income, employment, assets, and occupancy status for reasonability;

●	Review the occupancy, VOE and/or self-employed business documents within the loan file, as applicable;

●	Review gift funds for adherence to origination guidelines;

●	Review property type for adherence to origination guidelines;

●	Review Preliminary Title/Title Commitment for Lien Position, Vesting, Lender Coverage Amount and any material defects;

●	Verify presence of Mortgage/Deed of Trust and execution by all parties with all riders and addendums;

●	Verify whether the borrower obtained and meets the minimum required amount of hazard and flood coverage required by the guidelines, as indicated by the applicable insurance declarations page;

●	List compensating factors based on the loan file and Client guidelines; and

●	Verify presence of the HELOC Agreement and execution by all parties.

  Property Valuation Review

Clayton’s Property Valuation scope of review conducted on this transaction included the following elements:

▪	Original Appraisal or AVM Assessment (503 loans)

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–	Clayton reviewed the original appraisal or AVM provided to determine whether the original appraisal was complete and thorough.

  Regulatory Compliance Review

Clayton’s Regulatory Compliance scope of review conducted on this transaction included the elements summarized below.

Clayton utilized its proprietary eCLAS engine for regulatory compliance testing.

The HELOC Regulatory Compliance Review included:

●	ROR testing (form type and closing of rescission)

●	TILA APR tolerance testing on the final HELOC disclosure (Tolerance is 0.125%)

●	For application date prior to 10/3/2015:

○	Fee tolerance testing between Early Disclosure and final HELOC disclosure (Tolerance is $100)

○	If a HUD is used, comparison of fees on HUD to fees disclosed on the final HELOC disclosure.

For loans with an application date on or after January 10, 2014, the HELOC Regulatory Compliance Review testing includes HOEPA testing. State high cost and/or higher-priced testing is done for the following state, county, and municipal laws:

●	Arkansas High Cost

●	Chicago High Cost

●	Cleveland Heights High Cost

●	Colorado High Cost

●	Cook County High Cost

●	Connecticut High Cost

●	District of Columbia High Cost

●	Florida High Cost

●	Georgia High Cost

●	Illinois High Cost

●	Maine High Cost

●	Maryland High Cost

●	Massachusetts High Cost and Subprime ARMS to 1st Time Homebuyers

●	Minnesota Subprime PPP restriction

●	New Jersey High Cost

●	New Mexico High Cost

●	North Carolina High Cost

●	Ohio High Cost

●	Pennsylvania High Cost

●	Rhode Island High Cost

●	Utah High Cost

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Data Integrity

Clayton utilized its proprietary eCLAS tool to determine tape to file accuracy of each reviewed loan, by completing the following steps:

▪	Tape data received from lender/client is stored in eCLAS;

▪	Loan Reviewer collects validated loan data in eCLAS;

▪	Each received data point is compared to its counterpart collected data point;

▪	Discrepancies found during comparison are stored; and

▪	Each discrepancy is reported on the Clayton Loan Level Tape Compare.

Data Capture

Clayton collected data fields required to create the American Securitization Forum (‘ASF’) data tape. The file format is provided as part of the pre-securitization reporting package.

Data Compare Results

Clayton provided JPMorgan with a copy of the Loan Level Tape Compare Upload which shows the differences between the data received by the sellers versus the data captured by Clayton during the loan review.

Summary of data compare results:

Field Name	#	Accuracy %
Combined LTV	32	93.64%
Debt to Income Ratio (Back)	249	50.50%
Interest Only Term Flag	2	99.60%
Loan Purpose	4	99.20%
Note Rate	171	66.00%
Occupancy Type	1	99.80%
Original Appraised Value	16	96.82%
Original Balance	55	89.07%
Original LTV	81	83.90%
Original P&I	232	53.88%
Property City	1	99.80%
Property State	1	99.80%
Property Street Address	1	99.80%
Property Type	27	94.63%
Property Zip	1	99.80%
Representative Credit Score for Grading	4	99.20%

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Clayton Due Diligence Results

Below are the initial and final overall loan grades for this review, as well as the credit, property valuation, and regulatory compliance component review grades.

Initial and Final Overall Loan Grade Results

Loan Pool (503 loans)

	Overall Grade Migration
	Initial
Final		A	B	C	D	Total
	A	410	5	20	21	456
	B		26	17	4	47
	C					0
	D					0
	Total	410	31	37	25	503

The overall grade summary reflects the combination of the credit, property valuation and regulatory compliance component reviews into one overall grade. The overall grade assigned is the most severe grade from each of the component reviews.

Initial and Final Credit Component Grade Results

	Credit Grade Migration
	Initial
Final		A	B	C	D	Total
	A	458	2	19	18	497
	B		4	1	1	6
	C					0
	D					0
	Total	458	6	20	19	503

Initial and Final Property Valuation Grade Results*

	Property Valuation Grade Migration
	Initial
Final		A	B	C	D	N/A	Total
	A						0
	B						0
	C						0
	D						0
	N/A					503	503
	Total	0	0	0	0	503	503

*Although Clayton performed a property valuation review of each loan that was based on the valuation provided in connection with the origination of the related loan, Clayton did not prepare any grading with respect to such valuation review because Clayton did not review any secondary supporting valuation products and any exceptions based on the valuation review were reported as credit exceptions at the direction of JPMorgan.

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Initial and Final Regulatory Compliance Grade Results

	Compliance Grade Migration
	Initial
Final		A	B	C	D	Total
	A	448	4	1	8	461
	B		26	16		42
	C					0
	D					0
	Total	448	30	17	8	503

Clayton Third Party Reports Delivered

Clayton furnished the following reports on this transaction:

1.	Narrative Report

2.	Form 15E

3.	Exceptions Report

4.	Rating Agency Grades Report

5.	Tape Compare Report

6.	Valuations Report

7.	Rating Agency Attestations

© 2026 Clayton Services LLC. All rights reserved.

This material is confidential and may not be copied, used, or distributed without the written permission of Clayton Services LLC.

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